TAXES ON INCOME (Reconciliation of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Uncertain tax positions, beginning of year	$ 18,561	$ 33,158
Increases in tax positions for prior years	110	2,521
Increases in tax positions for current year	5,085	5,277
Settlements	(2,173)	(20,887)
Expiry of the statute of limitations	(3,347)	(1,508)
Uncertain tax positions, end of year	$ 18,236	$ 18,561